INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 12 — INTANGIBLE ASSETS

Intangible assets consist mainly of relationships with customers and suppliers recognized upon business combinations and software development, with application in the management of the business:

			Customer
	Supplier	Software	contracts and
	relationships	development	relationships	Others	Total
Balance as of January 01, 2019	26,719	415,640	387,299	6,438	836,096
Foreign exchange effect	—	6,137	12,586	472	19,195
Acquisition	—	100,313	—	—	100,313
Amortization	(5,304)	(157,278)	(116,462)	(3,298)	(282,342)
Balance as of December 31, 2019	21,415	364,812	283,423	3,612	673,262
Foreign exchange effect	—	42,890	83,806	1,074	127,770
Acquisition	—	154,250	—	—	154,250
Amortization	(4,637)	(188,083)	(136,525)	(3,459)	(332,704)
Balance as of December 31, 2020	16,778	373,869	230,704	1,227	622,578
Foreign exchange effect	—	17,609	13,247	33	30,889
Acquisition	—	166,310	—	—	166,310
Amortization	(4,055)	(177,674)	(127,028)	(1,260)	(310,017)
Balance as of December 31, 2021	12,723	380,114	116,923	—	509,760

Estimated useful lives	5 to 20 years	up to 5 years	5 to 20 years	5 years

The composition of other intangible assets by segment is as follows:

	2021	2020	2019
Brazil	207,053	220,303	238,243
Special Steel	130,719	156,557	132,934
South America	1,039	1,534	1,729
North America	170,949	244,184	300,356
	509,760	622,578	673,262